Merger	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
MERGER	Merger
On June 28, 2021, we entered into a Business Combination Agreement (as amended on November 30, 2021, January 10, 2022 and January 25, 2022) (“Business Combination Agreement”), by and among S1 Holdco, Trebia, and Protected (collectively, “Companies”). On January 26, 2022 (“Closing Date”), we consummated the business combination ("Merger") pursuant to the Business Combination Agreement. Following the consummation of the Merger, the combined company is organized via an “Up-C” structure, in which substantially all of the assets and business operations of System1 are held by S1 Holdco. Until the disposition of Protected in November 2023, the combined Companies’ business continued to operate through the subsidiaries of S1 Holdco and Protected. Additionally, Trebia’s ordinary shares and public Warrants ceased trading on the NYSE, and System1 Inc.'s Class A common stock and the Public Warrants began trading on the NYSE on January 28, 2022 under the symbols “SST” and “SST.WS,” respectively.
The consideration paid to the existing equity holders of S1 Holdco and Protected in connection with the Merger consisted of the following:
•Cash;
•Class A common stock;
•Class C common stock;
•Replacement Awards.
The aggregate cash consideration was $440.2 million.
The aggregate equity consideration paid and/or retained for S1 Holdco Class B Units was $610.1 million, consisting of (a) the aggregate equity consideration payable under the Business Combination Agreement, consisting of shares of Class A common stock and Replacement Awards, and (b) the aggregate Class B Units in S1 Holdco retained by S1 Holdco equity holders at the Closing.
The fair value of the Class A common stock was determined by utilizing the transaction closing price per share per the Business Combination Agreement of $10.00 and a discount of 10%, as the shares were not immediately available for sale upon issuance and this restriction is viewed to be a function of the security characteristics.
Additionally, the aggregate Class B units in S1 Holdco retained by S1 Holdco equity holders at the Closing Date resulted in a non-controlling interest. The 22.1 million Class B units in S1 Holdco and the corresponding Class C common stock in us were determined to have an estimated value of $198.7 million. As the Class B units in S1 Holdco together with the corresponding shares of our Class C common stock are exchangeable for shares of Class A common stock on a one-for-one basis, the fair value was determined using the same method as for the shares of Class A common stock, utilizing the transaction closing price of $10.00 and a discount of 10% (as the units and the corresponding shares of Class C common stock were not immediately available for sale upon issuance and this restriction is viewed to be a function of the security characteristics). The fair value of $198.7 million was included in non-controlling interest on the consolidated balance sheets and consolidated statements of changes in stockholders' equity.
In connection with the Merger, System1 and Cannae Holdings, Inc. (“Cannae”), an investor in the Sponsor of Trebia, entered into a backstop agreement (“Backstop Agreement”) on June 28, 2021, as amended on January 10, 2022, whereby Cannae agreed, to subscribe for up to 25.0 million shares of Trebia Class A common stock in order to fund up to $250.0 million of redemptions by shareholders of Trebia. See discussion below regarding the Amended and Restated Sponsor Agreement, which was amended in conjunction with the Backstop Agreement. As a result of shareholder redemptions, Cannae provided $246.5 million of the cash used to fund the Closing Cash Consideration pursuant to its obligations under the Backstop Agreement and in exchange received 24.6 million shares of Class A common stock ("Backstop shares").
Additionally, pursuant to the Backstop Agreement, the Selling Shareholders (i.e., certain shareholders of S1 Holdco and Protected prior to the Merger) agreed that, in the event shareholders of Trebia requested redemption of Trebia outstanding equity immediately prior to the Merger in excess of a certain dollar value threshold, certain equity holders of S1 Holdco and Protected would reduce their cash consideration and proportionally increase their equity consideration for the Merger, which is referred to as the “Seller Backstop Election”. In the event that the Seller Backstop Election was made, the Sponsors would forfeit their shares to allow us to then issue shares to the Selling Shareholders. The Seller Backstop Election was triggered and, as a result, the Sponsors forfeited 0.9 million shares of Trebia Class B ordinary shares which were converted at time of Merger, at a one-to-one ratio, into shares of Class A common stock of System1 and delivered to the various selling shareholders of S1 Holdco (“Sponsor Promote Shares”). The total consideration amount, in a combination of cash and equity consideration, did not change from the amount agreed in the Business Combination Agreement due to this Seller Backstop Election. We recorded $7.7 million in Salaries and benefits expense and $0.7 million in Selling, general and administrative expense for Sponsor Promote Shares during the period January 27, 2022 through March 31, 2022 (Successor).
In connection with the execution of the Business Combination Agreement and the Backstop Agreement, on June 28, 2021, as amended on January 10, 2022, the sponsors of Trebia entered into the Amended and Restated Sponsor Agreement whereby the sponsors agreed to forfeit up to 2.6 million shares of Trebia Class B common stock in order for us to then issue the shares to Cannae (“Backstop forfeiture shares”), in exchange for Cannae entering into the Backstop Agreement. On January 27, 2022, based upon the final backstop funding provided by Cannae, the sponsors forfeited 2.5 million shares of Trebia Class B shares, after which we then issued 2.5 million shares of Class A common stock to Cannae. Trebia recorded a forward purchase liability of $25.3 million immediately prior to the Merger, representing the fair value of the Backstop shares and the Backstop forfeiture shares.
In accordance with the Amended and Restated Sponsor Agreement entered into concurrently with the Business Combination Agreement, we issued 1.5 million Class D shares to the Trebia sponsors in exchange for 1.5 million Trebia Class B shares ("Sponsor RSA"). The difference in the fair value of the two was treated as a capital contribution. The founders of S1 Holdco and Protected were also issued 1.5 million Class D shares ("Seller RSU"). Further, in connection with the Merger, we also effected an incentive plan for the Protected business.
Concurrently with the consummation of the Merger, System1 entered into a tax receivable agreement with the minority holders of S1 Holdco, (“Tax Receivable Agreement” or "TRA"), pursuant to which, among other things, the parties to the Tax Receivable Agreement have agreed to the allocation and payment of 85% of the actual savings, if any, in U.S. federal, state and local income tax that System1 may realize as a result of certain tax benefits (if any) related to the transactions contemplated by the Business Combination Agreement and future exchanges of Class B Units in S1 Holdco (together with the corresponding shares of our shares of Class C common stock) in exchange for shares of our Class A common stock. As of the Closing Date, the fair value of obligations under the TRA were determined to be zero as any tax savings were uncertain. The TRA is contingent consideration and subsequent changes in fair value of the contingent liability are recognized in earnings. Refer to TRA discussion in Note 9, Income Taxes.
The Merger has been accounted for as a business combination using the acquisition method of accounting. The total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective fair values on the acquisition date.
The purchase consideration, inclusive of the Protected assets and liabilities, was allocated to the following assets and liabilities (in thousands):

Tangible assets acquired and liabilities assumed:
Cash and marketable securities	$68,748
Accounts receivable	79,086
Prepaid expenses	7,807
Income tax receivable	4,566
Property, plant & equipment, net	1,551
Other assets	6,950
Accounts payable	(9,798)
Deferred revenue	(60,768)
Accrued expenses and other current liabilities	(110,004)
Income tax payable	(2,091)
Notes payable	(172,038)
Deferred tax liabilities	(145,032)
Other liabilities	(8,474)
Total tangible assets acquired and liabilities assumed	(339,497)
Trademarks - 10 years estimated useful life	246,400
Customer relationships - 4 years estimated useful life	119,700
Technology - 4 years estimated useful life	196,000
Goodwill	827,696
Net assets acquired	$1,050,299

Consideration:
Cash	$440,155
Equity	411,453
Total consideration attributable to System1	851,608
Total consideration attributable to non-controlling interest	198,691
Total consideration	$1,050,299
Goodwill is not deductible for tax purposes.